Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Cash provided by (used in):
Net income (loss)	$ 9,417	$ 5,566
Adjustments to determine net cash flows:
Provision for credit losses	385	2
Stock-based compensation	343	196
Income tax provision	3,781	2,062
Interest income	(49,561)	(24,720)
Interest expense	25,287	7,835
Amortization	467	490
Accretion of discount on securities	(533)	0
Foreign exchange rate change on assets and liabilities	10,663	2,430
Interest received	47,368	23,594
Interest paid	(15,360)	(9,406)
Income taxes paid	(7,710)	(2,820)
Securities	92,029	0
Loans	(241,216)	(111,400)
Deposits	259,294	(3,385)
Change in other assets and liabilities	(8,451)	(3,308)
Net cash flows from (used in) operating activities	126,203	(112,864)
Purchase of property and equipment	(25)	(32)
Net cash flows from (used in) investing activities	(25)	(32)
Financing:
Purchase and cancellation of common shares	(8,321)	0
Dividends paid	(910)	(934)
Repayment of lease obligations	(176)	(169)
Net cash flows from (used in) financing activities	(9,407)	(1,103)
Change in cash	116,771	(113,999)
Effect of exchange rate changes on cash	(3,980)	(2,285)
Cash, beginning of the period	88,581	271,523
Cash, end of the period	$ 201,372	$ 155,239